Roll-Forward Schedule of Allowance for Credit Losses of Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	¥ 7,750	¥ 7,474	¥ 7,550
Provision	1,094	1,256	2,277
Charge-offs	(794)	(1,004)	(1,855)
Other	1,144	24	(498)
Balance at end of year	¥ 9,194	¥ 7,750	¥ 7,474